Taxes (Details) - Schedule of reconciles china statutory rates to the company’s effective tax rate		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Reconciles China Statutory Rates To The Company SEffective Tax Rate Abstract
China statutory income tax rate		25.00%	25.00%	25.00%
Preferential tax rate in China		(2.60%)	(14.00%)	8.30%
Tax rate difference outside China	[1]	(18.00%)	(7.00%)	(35.90%)
Change in valuation allowance		(9.90%)	4.70%	(0.40%)
Additional R&D deduction in China		(0.30%)	(8.50%)	2.00%
Permanent difference		6.80%	0.10%	(1.00%)
Effective tax rate		1.00%	0.30%	(2.00%)

[1]	It is mainly due to the lower tax rate of the entities incorporated in Hong Kong, Singapore, and tax exempt in Cayman Islands.